Maturity of Assets and Liabilities (Details) - Schedule of classification of assets and liabilities in the order of liquidity $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)		Dec. 31, 2020 USD ($)
Financial Assets at Fair Value through Other Comprehensive Income		$ 1,068,153	$ 1,366,343		$ 1,500,426
Assets, Total [Member]
Cash and due from banks		2,560,216	2,392,166
Transactions in the course of collection		163,252	331,420
Financial Assets held-for-trading		4,666,156	1,872,355
Investments under resale agreements		76,407	142,329
Derivative instruments		2,618,004	2,786,215
Loans and advances to banks		2,939,656	1,140,191
Loans to customers at amortized cost		30,937,690	30,033,272
Financial Assets at Fair Value through Other Comprehensive Income		1,068,153	1,366,343
Financial assets held-to-maturity
Total financial assets		45,029,534	40,064,291
Liabilities, Total [Member]
Current accounts and other demand deposits		15,167,229	11,326,133
Transactions in the course of payment		882,944	98,869
Obligations under repurchase agreements		288,917	308,734
Savings accounts and time deposits		8,556,991	10,616,768
Derivative instruments		2,841,653	2,818,421
Borrowings from financial institutions		3,669,753	1,563,277
Mortgage bonds		6,786	10,898
Bonds		7,700,402	7,912,621
Subordinate bonds		886,407	889,895
Other financial obligations		191,713	156,229
Lease liabilities		115,017	146,013
Total financial liabilities		40,307,812	35,847,858
Demand [Member]
Cash and due from banks		2,560,216	2,392,166
Loans and advances to banks	[1]
Loans to customers at amortized cost	[1]
Total financial assets		2,560,216	2,392,166
Current accounts and other demand deposits		15,167,229	11,326,133
Savings accounts and time deposits	[2]
Total financial liabilities		15,167,229	11,326,133
Subtotal up to 1 year [Member]
Cash and due from banks		2,560,216	2,392,166
Transactions in the course of collection		163,252	331,420
Financial Assets held-for-trading		4,666,156	1,872,355
Investments under resale agreements		76,407	142,329
Derivative instruments		767,280	1,094,355
Loans and advances to banks		2,939,656	1,140,191	[1]
Loans to customers at amortized cost		11,100,737	12,201,030	[1]
Financial Assets at Fair Value through Other Comprehensive Income		705,622	1,029,430
Total financial assets		22,979,326	20,203,276
Current accounts and other demand deposits		15,167,229	11,326,133
Transactions in the course of payment		882,944	98,869
Obligations under repurchase agreements		288,917	308,734
Savings accounts and time deposits		8,497,167	10,334,471	[2]
Derivative instruments		870,740	1,010,506
Borrowings from financial institutions		559,015	1,468,970
Mortgage bonds		3,313	4,936
Bonds		1,225,876	1,049,099
Subordinate bonds		118,165	121,434
Other financial obligations		191,506	148,375
Lease liabilities		26,917	27,970
Total financial liabilities		27,831,789	25,899,497
Up to 1 month [Member]
Transactions in the course of collection		163,252	331,420
Financial Assets held-for-trading		4,666,156	1,872,355
Investments under resale agreements		39,095	102,057
Derivative instruments		131,978	158,873
Loans and advances to banks		2,743,134	876,119	[1]
Loans to customers at amortized cost		3,135,874	4,175,064	[1]
Financial Assets at Fair Value through Other Comprehensive Income		78,180	23,786
Total financial assets		10,957,669	7,539,674
Transactions in the course of payment		882,944	98,869
Obligations under repurchase agreements		288,874	298,711
Savings accounts and time deposits		5,909,865	6,130,583	[2]
Derivative instruments		185,093	156,291
Borrowings from financial institutions		76,018	69,711
Mortgage bonds		806	1,102
Bonds		220,455	423,966
Subordinate bonds		3,547	3,041
Other financial obligations		191,303	140,449
Lease liabilities		2,271	2,353
Total financial liabilities		7,761,176	7,325,076
Over 1 month and up to 3 months [Member]
Investments under resale agreements		20,591	29,393
Derivative instruments		211,871	314,446
Loans and advances to banks		71,401	97,585	[1]
Loans to customers at amortized cost		2,173,685	2,340,320	[1]
Financial Assets at Fair Value through Other Comprehensive Income		140,367	225,772
Total financial assets		2,617,915	3,007,516
Obligations under repurchase agreements		43	8,583
Savings accounts and time deposits		1,945,177	1,979,110	[2]
Derivative instruments		243,096	237,743
Borrowings from financial institutions		141,809	349,478
Mortgage bonds		793	1,212
Bonds		113,448	211,648
Subordinate bonds		1,221	2,460
Other financial obligations		40	1,436
Lease liabilities		4,621	4,776
Total financial liabilities		2,450,248	2,796,446
Over 3 month and up to 12 months [Member]
Investments under resale agreements		16,721	10,879
Derivative instruments		423,431	621,036
Loans and advances to banks		125,121	166,487	[1]
Loans to customers at amortized cost		5,791,178	5,685,646	[1]
Financial Assets at Fair Value through Other Comprehensive Income		487,075	779,872
Total financial assets		6,843,526	7,263,920
Obligations under repurchase agreements			1,440
Savings accounts and time deposits		642,125	2,224,778	[2]
Derivative instruments		442,551	616,472
Borrowings from financial institutions		341,188	1,049,781
Mortgage bonds		1,714	2,622
Bonds		891,973	413,485
Subordinate bonds		113,397	115,933
Other financial obligations		163	6,490
Lease liabilities		20,025	20,841
Total financial liabilities		2,453,136	4,451,842
Over 1 year and up to 3 years [Member]
Derivative instruments		593,691	543,469
Loans and advances to banks	[1]
Loans to customers at amortized cost		6,876,058	5,624,031	[1]
Financial Assets at Fair Value through Other Comprehensive Income		162,683	106,930
Total financial assets		7,632,432	6,274,430
Savings accounts and time deposits		58,441	281,384	[2]
Derivative instruments		666,493	608,516
Borrowings from financial institutions		1,020,138	94,307
Mortgage bonds		2,321	3,868
Bonds		1,704,497	1,460,318
Subordinate bonds		29,354	38,525
Other financial obligations		189	6,383
Lease liabilities		39,697	51,571
Total financial liabilities		3,521,130	2,544,872
Over 3 year and up to 5 years [Member]
Derivative instruments		405,153	411,470
Loans and advances to banks	[1]
Loans to customers at amortized cost		3,711,756	3,198,639	[1]
Financial Assets at Fair Value through Other Comprehensive Income		16,856	30,080
Total financial assets		4,133,765	3,640,189
Savings accounts and time deposits		1,232	492	[2]
Derivative instruments		427,190	469,861
Borrowings from financial institutions		2,090,600
Mortgage bonds		838	1,579
Bonds		1,586,221	1,746,745
Subordinate bonds		16,688	18,251
Other financial obligations		18	1,471
Lease liabilities		19,424	28,463
Total financial liabilities		4,142,211	2,266,862
Over 5 years [Member]
Derivative instruments		851,880	736,921
Loans and advances to banks	[1]
Loans to customers at amortized cost		9,249,139	9,009,572	[1]
Financial Assets at Fair Value through Other Comprehensive Income		182,992	199,903
Total financial assets		10,284,011	9,946,396
Savings accounts and time deposits		151	421	[2]
Derivative instruments		877,230	729,538
Mortgage bonds		314	515
Bonds		3,183,808	3,656,459
Subordinate bonds		722,200	711,685
Lease liabilities		28,979	38,009
Total financial liabilities		4,812,682	5,136,627
Subtotal over 1 year [Member]
Derivative instruments		1,850,724	1,691,860
Loans and advances to banks	[1]
Loans to customers at amortized cost		19,836,953	17,832,242	[1]
Financial Assets at Fair Value through Other Comprehensive Income		362,531	336,913
Total financial assets		22,050,208	19,861,015
Savings accounts and time deposits		59,824	282,297	[2]
Derivative instruments		1,970,913	1,807,915
Borrowings from financial institutions		3,110,738	94,307
Mortgage bonds		3,473	5,962
Bonds		6,474,526	6,863,522
Subordinate bonds		768,242	768,461
Other financial obligations		207	7,854
Lease liabilities		88,100	118,043
Total financial liabilities		$ 12,476,023	$ 9,948,361

[1]	The respective provisions, which amount to Ch$649,233 million and Ch$836,107 million in 2019 and 2020, respectively, for loans to customers and Ch$110 million and Ch$458 million for loans and advances to banks, have not been deducted from these balances.
[2]	Excludes term saving accounts, which amount to Ch$342,550 million (Ch$239,850 million in December 2019).